INCOME TAXES - Changes in net deferred tax liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in the net deferred tax liabilities:
Balance, beginning of year	$ 388,111	$ 316,915
Deferred tax expense recognized in net income	228,948	62,501
Foreign currency translation of deferred tax balances	(16,844)	8,695
Net deferred tax liabilities, end of year	$ 600,215	$ 388,111